Investment Strategy - Avory Foundational ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing in publicly traded equity securities listed on a U.S. exchange. Equity securities include common stock or securities with similar characteristics, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund will invest primarily in the securities of U.S. companies with a market capitalization of greater than $500 million, though it may also invest in foreign companies, including companies in emerging markets. The Fund will typically hold 20–30 positions. In addition to individual security holdings, the Fund may include low cost, broad-based equity ETFs.
The Fund’s sub-adviser, Avory & Co. (the “Sub-Adviser”), seeks to invest in companies that it believes represent the future needs of consumers, enterprises, and markets. The Fund is designed as a core equity ETF, balancing both growth and value opportunities while maintaining a focused commitment to investing where the world is headed. Based on its internal research and fundamental analysis, the Sub-Adviser targets companies with the following characteristics:
Secular Winners — Businesses positioned at the center of long-term investment themes identified by the Sub‑Adviser. Examples of these transformative areas include artificial intelligence, automation, cloud infrastructure, future mobility, fintech/payment systems, and healthcare/consumer platforms. Secular Winner companies are clearly positioned in the selected themes and tend to show higher revenue growth. They are spearheading innovation and embracing and driving change.
Transitional Compounders — Solid, established businesses that may not currently be leaders in innovation, but which are undergoing necessary transformations to realign with future trends. This component of the portfolio often reflects a more value-oriented lens, balancing the growth exposure of the Secular Winners with durable, cash-generative businesses that are adapting successfully and are uniquely positioned to unlock value through their transformation. These companies tend to be cheaper and lower growth. The Sub-Adviser monitors companies for fundamental signals that the company is transforming and tracks key financial metrics to support its thesis. Key transformation indicators include consolidations, management changes, technology replatforming, and accounting changes.
Balanced Framework — Companies demonstrating tangible evidence of each of the six factors in the Sub-Adviser’s 6M’s framework: Management, Market Growth, Market Share Growth, Margin Expansion, Multiple Expansion, and Margin of Safety. The Sub-Adviser believes this qualitative analysis allows the Fund to provide downside protection through valuation discipline and business quality balanced against upside captured from secular growth.
Sector weightings in the Fund are driven by the Sub-Adviser’s outlook which will include overweight positions in some sectors and omission of other sectors. The specific sectors overweighted by the Fund will likely be different over time as the economic and market environment change. The Fund is not managed relative to a particular securities index or securities benchmark. Rather, the Sub-Adviser makes investment decisions based on the results of its research processes and fundamental analysis.
While the Fund’s primary focus is on investments in equity securities, the Fund may invest in cash or cash equivalent positions when the Sub-Adviser believes the equity markets offer limited investment opportunity or are overpriced based on its fundamental analysis. The Fund’s investments in cash equivalent positions may consist of short-term U.S. government securities and government agency securities, investment grade money market instruments, money market mutual funds, investment grade fixed income securities, repurchase agreements, commercial paper, and exchange-traded investment vehicles that principally invest in the foregoing instruments. At times, the Fund may hold a significant portion of its assets in cash or cash equivalent positions for extended periods of time while the Sub-Adviser waits for the equity markets to offer more attractive opportunities.
The Sub-Adviser may sell a security for a number of reasons including, but not limited to, if a determination is made that the security no longer meets its investment criteria or if the security is judged to be overvalued by the Sub-Adviser.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means the Fund may take larger positions in a smaller number of issuers.